Earnings per share (Details 2) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Earnings per share
Weighted average number of shares outstanding	602,000,000	609,000,000	544,000,000
Treasury shares	(9,000,000)	(20,000,000)	0
Warrants	92,000,000	90,000,000	0
Weighted average number of common shares diluted	685,000,000	679,000,000	544,000,000